Prepaid charter revenue, detail 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Prepaid Charter Revenue [Abstract]
Future Amortization Expense, Year One	$ 11,597
Future Amortization Expense, Year Two	5,669
Future Amortization Expense, Year Three	$ 708